Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure Of Leverage Ratio
The leverage ratio at end of following reporting periods was as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Debt	$847,050,674	$915,186,754	$930,499,586
Cash, cash equivalents and restricted cash	(184,120,894)	(501,166,136)	(139,147,085)
Net debt	662,929,780	414,020,618	791,352,501

Equity	2,597,284,183	2,486,968,425	1,639,787,828

Net debt to equity ratio	26%	17%	48%

Disclosure of financial risk management
The carrying amounts of the Entity’s foreign currency denominated monetary assets and monetary liabilities at the end of the reporting period as well as the relevant exchange rates are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Exchange rates:
Mexican pesos per US dollar at the end of the period	20.2683	16.8935	19.3615
Mexican pesos per US dollar average during the year	18.3024	17.7576	20.1249

Monetary assets:
Mexican pesos	$133,306,435	$120,056,104	$229,361,977
US dollars	187,685	21,161	263,033

Monetary liabilities:
Mexican pesos	$3,258,294	$14,408,011	$260,708,893
US dollars	30,313,189	30,777,579	30,979,579

Sensitivity analysis for types of market risk
The following table details the Entity’s sensitivity to a 10% appreciation or depreciation in the US Dollar against the Mexican peso. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency exchange rates. A positive number below indicates an increase in profit or equity where the US dollar appreciates 10%
against the relevant currency. For a 10% depreciation of the US dollar against the Mexican peso, there would be a comparable impact on the profit or equity, and the balances below would be negative:

	December 31, 2024	December 31, 2023	December 31, 2022

Profit or loss impact:
Mexican peso - 10% appreciation - gain	$(1,107,520)	$100,921	$147,185
Mexican peso - 10% depreciation - loss	1,353,635	(123,347)	(179,893)
U.S. dollar - 10% appreciation – loss	(61,059,275)	(51,958,356)	(59,471,840)
U.S. dollar - 10% depreciation – gain	61,059,275	51,958,356	59,471,840

Disclosure of maturity analysis for non-derivative financial liabilities
Scheduled maturities and periodic amortization of long-term debt are as follows:

2026	165,520,823
2027	158,852,717
2028	45,000,000
2029	70,000,000
2030	—
Thereafter	365,000,000
Less: direct issuance cost	(7,178,913)

Total long-term debt	$797,194,627
The maturities of the long-term debt as of December 31, 2024, 2023 and 2022 is as follows:

December 31, 2024	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,219,162	$2,417,352	$485,593,073	$365,000,000	$854,229,587
Accrued interest	4.98%	6,349,288	19,356,107	109,696,698	21,873,658	157,275,751

		$7,568,450	$21,773,459	$595,289,771	$386,873,658	$1,011,505,338

December 31, 2023	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,143,783	$67,306,362	$420,392,444	$435,000,000	$923,842,589
Accrued interest	4.98%	17,523,667	20,701,788	118,441,437	29,034,658	185,701,550

		$18,667,450	$88,008,150	$538,833,881	$464,034,658	$1,109,544,139

December 31, 2022	Weighted average interest rate %	1 to 3 months	3 months to 1 year	1 to 4 years	5 or more years	Total

Long-term debt		$1,183,062	$3,444,093	$501,005,191	$435,000,000	$940,632,346
Accrued interest	4.98%	17,700,067	21,144,641	143,645,742	46,594,158	229,084,608

		$18,883,129	$24,588,734	$644,650,933	$481,594,158	$1,169,716,954